Commitments and Contingencies - Schedule of Minimum Future Annual Payments Under Non-cancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 15,271
2019	24,802
2020	28,768
2021	29,497
2022	29,016
Thereafter	235,667
Total future minimum lease payments	$ 363,021